Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0000889900
Registrant Name	PATTERSON UTI ENERGY INC
Registration File Number	333-274345
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES